INTANGIBLE ASSETS , NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS , NET
Schedule of Intangible assets

	As of December 31,
	2018	2019
	(HK$ in thousands)
Gross carrying amount
Computer software	1,161	6,328
License	—	2,000
Trading right	1,000	1,000
Golf membership	687	678
Total of gross carrying amount	2,848	10,006

Less: accumulated amortization
Computer software	(804)	(1,647)
Trading right	(500)	(500)
Golf membership	(133)	(166)
Total of accumulated amortization	(1,437)	(2,313)
Intangible assets, net	1,411	7,693